Investment Objectives and Goals - U.S. Defense ETF	Apr. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. DEFENSE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Defense ETF seeks to track the performance, before fees and expenses, of the Solactive U.S. Defense Index (the “Index”).